PROPERTY AND EQUIPMENT - Gain on disposal or sale of property and equipment (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PROPERTY AND EQUIPMENT.
Proceeds from sale of property and equipment	Rp 526	Rp 756	Rp 236
Net book value	(129)	(36)	(20)
Gain on sale of property and equipment	Rp 397	Rp 720	Rp 216